Other Assets - Schedule of Other Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Other Assets [Abstract]
Advance to employees	¥ 106				$ 17
Receivables from employees	319				$ 50
Other asset impairment charges	¥ 13,336	$ 2,093	¥ 0	¥ 0